Investments (Credit Loss Rollforward) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Balance at January 1,	$ 28	$ 66
Additions:
Additional impairments — credit loss OTTI on securities previously impaired	0	5
Reductions:
Balance at December 31,	0	28
Sales (maturities, pay downs or prepayments) of securities previously impaired as credit loss OTTI	(28)	(42)
Increase in cash flows — accretion of previous credit loss OTTI	$ 0	$ (1)